Commitments and Contingencies - Schedule of Additional Supplemental Flow Information Related to Leases (Detail)	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term of operating leases	14 years 1 month 6 days	16 years
Weighted average discount rate of operating leases	6.00%	6.00%